Inventory (Details Narrative)	12 Months Ended
Jun. 30, 2024 CAD ($)
DisclosureOfInventoryLineItems [Line Items]
Description of inventory	the Company recorded a total of $2,051,440 in inventory, which includes $431,141 for the 20% payment made and $1,620,299 for the remaining 80%, discounted from the expected NTP and COD dates.
Inventory	$ 2,051,440
Other long term liabilities	366,369
Trade payable	1,253,930
20% payment made [member]
DisclosureOfInventoryLineItems [Line Items]
Inventory	431,141
80% discounted from expected ntp and cod dates [member]
DisclosureOfInventoryLineItems [Line Items]
Inventory	$ 1,620,299